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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01963

The Berwyn Funds
Exact name of registrant as specified in charter)

1189 Lancaster Avenue Berwyn, PA	19312
(Address of principal executive offices)	(Zip code)

Wade R. Bridge Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 296-7222

Date of fiscal year end: December 31
Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

[See General Instruction F]

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

* Print the name and title of each signing officer under his or her signature.

(Registrant)	The Berwyn Funds

By (Signature and Title)*	/s/ Robert E. Killen
Robert E. Killen, President

Date: August 7, 2006

EXHIBIT A

BERWYN FUND
7/01/05 to 6/30/06

Common Stock Name	Ticker	CUSIP	Shareholder Meeting Date	Agenda Item Description	Issue Proposed By: Issuer or shareholder	Did Fund Vote?	Vote Cast by Fund	Management Recommendation	For or Against Management

AGILYSYS INC	AGYS	00847J105	July 28, 2005	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Agilysys executive officer annual incentive plan	Issuer	Yes	For	For	For

AMERICAN EQUITY INVESTMENT LIFE HOLDINGS CO	AEL	025676206	June 8, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Amendment to articles of incorporation to increase authorized shares of common stock to 125,000	Issuer	Yes	For	For	For
				Approval of KPMG as auditor	Issuer	Yes	For	For	For

CALLON PETE CO DEL COM	CPE	13123X102	May 4, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Ernst & Young as auditor	Issuer	Yes	For	For	For
				Approve and ratify the Callon Petroleum 2006 stock option plan	Issuer	Yes	For	For	For

CFS BANCORP INC	CFS	12525D102	April 25, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of BKD, LLP as auditor	Issuer	Yes	For	For	For

CIBER CORPORATION	CBR	17163B102	May 2, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Ernst & Young as auditors	Issuer	Yes	For	For	For

COHU INC	COHU	192576106	May 9, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Amendments to 2005 equity incentive plan	Issuer	Yes	For	For	For
				Amendments to 1997 employee stock purchase plan	Issuer	Yes	For	For	For
				Approval of Ernst & Young as accountant	Issuer	Yes	For	For	For

COURIER CORP COM	CRRC	222660102	January 18, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Deloitte & Touche as auditor	Issuer	Yes	For	For	For

COOPER TIRE & RUBBER	CTB	216831107	May 2, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of auditors	Issuer	Yes	For	For	For
				Approval of 2006 incentive compensation plan	Issuer	Yes	For	For	For

DUCOMMUN INC DEL COM	DCO	264147109	May 3, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Pricewaterhouse Coopers as auditor	Issuer	Yes	For	For	For

DUQUESNE LIGHT HOLDINGS	DQE	266233105	May 25, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Deloitte & Touche as auditors	Issuer	Yes	For	For	For

ENNIS BUSINESS FORMS COM	EBF	293389102	June 29, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Such other business as may properly come before the meeting	Issuer	Yes	For	For	For

EPIQ SYSTEMS INC	EPIQ	26882D109	June 7, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of amendment to 2004 equity incentive plan	Issuer	Yes	For	For	For
				Approval of amendment to 2004 equity incentive plan to increase the number of shares available for issuance	Issuer	Yes	For	For	For

EQUITY INNS INC COM	ENN	294703103	May 11, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of PriceWaterHouseCoopers as auditor	Issuer	Yes	For	For	For

ESTERLINE TECHNOLOGIES COM	ESL	297425100	March 1, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Proposal to amend 2004 equity incentive plan	Issuer	Yes	For	For	For
				Proposal to amend employee stock purchase plan to authorize issuance of additional 150,000 shares	Issuer	Yes	For	For	For

FPIC INS GROUP INC COM	FPIC	302563101	June 14, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For

GULF ISLAND FABRICATION	GIFI	402307102	April 26, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Amendment to 2002 stock incentive plan	Issuer	Yes	For	For	For

HARDINGE INC COM	HDNG	412324303	May 2, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Ernst & Young as auditor	Issuer	Yes	For	For	For

HERCULES INC	HPC	427056106	April 20, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of auditors	Issuer	Yes	For	For	For
				Proposal regarding annual election of directors	Shareholder	Yes	For	Against	Against

IHOP CORP COM	IHP	449623107	May 17, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Ernst & Young as auditor	Issuer	Yes	For	For	For

INPUT/OUTPUT INC	IO	457652105	May 17, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval to certain amendments to 2004 long-term incentive plan to increase total number of shares outstanding, and the addition of equity compensation awards to non-employee directors	Issuer	Yes	For	For	For
				Approval of Ernst & Young as auditors	Issuer	Yes	For	For	For

KENNETH COLE PRODS	KCP	193294105	May 17, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Ernst & Young as auditor	Issuer	Yes	For	For	For

LA Z BOY INC	LZB	505336107	August 10, 2004	Election of Directors	Issuer	Yes	For nominees 1&2, withheld nominees 3&4	For all nominees	Split
				Approval of auditors	Issuer	Yes	For	For	For

LABRANCHE & CO INC	LAB	505447102	May 16, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Proposal to amend senior executive bonus plan	Issuer	Yes	Against	For	Against
				Proposal to ratify KPMG LLP as auditor	Issuer	Yes	For	For	For

LIFEPOINT HOSPITALS	LPNT	53219L109	May 8, 2006	Election of nominee directors	Issuer	Yes	Withhold all nominees	For all nominees	Against
				Approval of Ernst & Young as auditor	Issuer	Yes	For	For	For

MICROTEK MEDICAL HOLDINGS	MTMD	59515B109	May 18, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For

MONACO COACH	MNC	60886R103	May 17, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval to amend and restate the 1993 stock plan	Issuer	Yes	For	For	For

MTS SYS CORP COM	MTSC	553777103	January 31, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Adopt and approve 2006 stock incentive plan	Issuer	Yes	For	For	For

NAUTILUS INC	NLS	63910B102	May 8, 2006	Election of nominees directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Deloitte & Touche as auditor	Issuer	Yes	For	For	For

NEOWARE SYSTEMS INC	NWRE	64065P102	December 1, 2005	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of the change of the company's corporate name	Issuer	Yes	For	For	For
				Approval of KPMG as auditor	Issuer	Yes	For	For	For

PATRICK INDS INC COM	PATK	703343103	May 11, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of the reinstatement of full voting rights of Tontine Capital Partners, LP common stock which is currently subject to the control restrictions of the Indiana Business Corporation Law	Issuer	Yes	For	For	For
				Approval of amendment to the company's 1987 Stock option program	Issuer	Yes	For	For	For

PRINTRONIX INC COM	PTNX	742578107	August 16, 2005	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of 2005 stock option plan	Issuer	Yes	For	For	For

QUIDEL CORP COM	QDEL	74838J101	May 17, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Ernst & Young as auditor	Issuer	Yes	For	For	For

REHABCARE GROUP INC COM	RHB	759148109	May 2, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of 2006 equity incentive plan	Issuer	Yes	For	For	For
				Approval of KPMG as auditor	Issuer	Yes	For	For	For

RUSSELL CORPORATION	RML	782352108	April 26, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
			August 1, 2006	Approval of the merger agreement with Berkshire Hathaway	Issuer	Yes	For	For	For

SENSIENT TECHNOLOGIES	SXT	81725T100	April 27, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Ernst & Young as auditor	Issuer	Yes	For	For	For

SKYWEST, INC	SKYW	830879102	May 2, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Ernst & Young as auditors	Issuer	Yes	For	For	For
				Approval of 2006 employee stock purchase plan	Issuer	Yes	For	For	For
				Approval of 2006 Long-term incentive plan	Issuer	Yes	For	For	For

SOUTHWESTERN ENERGY CO COM	SWN	845467109	May 25, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of PriceWaterhouseCoopers as auditor	Issuer	Yes	For	For	For
				Approval of reincorporation to Delaware	Issuer	Yes	For	For	For
				Approval of increase in authorized shares to 540,000,000	Issuer	Yes	For	For	For

TOLLGRADE COMMUNICATIONS	TLGD	889542106	May 9, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of 2006 Long-term incentive plan	Issuer	Yes	For	For	For
				Approval of PriceWaterHouseCoopers as auditor	Issuer	Yes	For	For	For
				Shareholder proposal relating to declassification of the board of directors	Shareholder	Yes	For	Against	Against

UNITED ONLINE	UNTD	911268100	May 9, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of PriceWaterhouseCoopers as auditors	Issuer	Yes	For	For	For
				Any matters that may come before the meeting	Issuer	Yes	For	For	For

VITAL SIGNS INC	VITL	928469105	May 3, 2006	Election of nominee director	Issuer	Yes	For all nominees	For all nominees	For

WESTMORELAND COAL CO COM	WLB	960878106	May 18, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				To transact such other business as may properly come before the meeting.	Issuer	Yes	For	For	For

YRC WORLDWIDE	YRCW	984249102	May 16, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For

BERWYN CORNERSTONE FUND
7/1/05 TO 6/30/06

Common Stock Name	Ticker	CUSIP	Shareholder Meeting Date	Agenda Item Description	Issue Proposed By: Issuer or Shareholder	Did Fund Vote?	Vote Cast by Fund	Management Recommendation	For or Against Management

ABBOTT LABORATORIES	ABT	002824100	April 28, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Deloitte & Touche as auditor	Issuer	Yes	For	For	For
				Shareholder proposal relating to pay for performance	Shareholder	Yes	Against	Against	For
				Shareholder proposal relating to political contributions	Shareholder	Yes	Against	Against	For
				Shareholder proposal relating to separating roles of Chairman and CEO	Shareholder	Yes	Against	Against	For

BAXTER INTL INC COM	BAX	071813109	May 9, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of auditors	Issuer	Yes	For	For	For
				Amend article to eliminate structure of classified board	Issuer	Yes	For	For	For
				Amend article to reduce minimum and maximum number of directors	Issuer	Yes	For	For	For
				Shareholder proposal relating to redemption of poison pill	Shareholder	Yes	For	Against	Against

BEST BUY INC COM	BBY	086516101	June 21, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Deloitte & Touche as auditor	Issuer	Yes	For	For	For

BJ'S WHOLESALE CLUB	BJ	05548J106	May 25, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Shareholder proposal regarding election of directors by majority of votes cast	Shareholder	Yes	For	Against	Against
				Approval of Ernst & Young as auditor	Issuer	Yes	For	For	For

CAMPBELL SOUP COMPANY	CPB	134429109	November 18, 2005	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of auditors	Issuer	Yes	For	For	For
				Approval of 2005 long-term incentive plan	Issuer	Yes	For	For	For

CHEVRONTEXACO CORP	CVX	166764100	April 26, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of auditors	Issuer	Yes	For	For	For
				Shareholder proposal for proponent reimbursement	Shareholder	Yes	Against	Against	For
				Shareholder proposal for report on oil & gas drilling in protected areas	Shareholder	Yes	Against	Against	For
				Shareholder proposal for report on political contriubtions	Shareholder	Yes	Against	Against	For
				Shareholder proposal on adoption of an animal welfare policy	Shareholder	Yes	Against	Against	For
				Shareholder proposal for report on human rights	Shareholder	Yes	Against	Against	For
				Shareholder proposal for report on Ecuador	Shareholder	Yes	Against	Against	For

CSX CORPORATION	CSX	126408103	May 3, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Ernst & Young as auditor	Issuer	Yes	For	For	For
				Reapproval of CSX Omnibus incentive plan	Issuer	Yes	For	For	For
				Elimination of supermajority voting requirements - merger or share exchange, certain sales or dispositions, adn dissolution	Issuer	Yes	For	For	For
				Elimination of supermajority voting requirements - affiliated transactions	Issuer	Yes	For	For	For
				Shareholder proposal regarding separate Chairman and CEO	Shareholder	Yes	Against	Against	For

DOMINION RESOURCES	D	25746U109	April 28, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of independent auditors	Issuer	Yes	For	For	For
				Shareholder proposal majority vote standard	Shareholder	Yes	For	Against	Against
				Shareholder proposal environmental report	Shareholder	Yes	Against	Against	For
				Shareholder proposal retirement benefits	Shareholder	Yes	Against	Against	For

ETHAN ALLEN INTERIORS	ETH	297602104	November 15, 2005	Election of nominee directors	Issuer	No	None	For all nominees	For
				Approval of KPMG as auditors	Issuer	No	None	For	For
				Such other business as may properly come before the meeting	Issuer	No	None	For	For

GENERAL DYNAMICS COM	GD	369550108	May 3, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Election of independent auditors	Issuer	Yes	For	For	For
				Shareholder proposal regarding majority vote	Shareholder	Yes	For	Against	Against
				Shareholder proposal regarding diqualification for failure to receive majority vote	Shareholder	Yes	For	Against	Against
				Shareholder proposal with regard to independent chairman	Shareholder	Yes	Against	Against	For
				Shareholder proposal regarding political contributions	Shareholder	Yes	Against	Against	For
				Shareholder proposal regarding sustainability report	Shareholder	Yes	Against	Against	For

HEINZ H J CO COM	HNZ	423074103	August 23, 2005	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of auditors	Issuer	Yes	For	For	For
				Shareholder proposal regarding sale of the company	Shareholder	Yes	Against	Against	For
				Shareholder proposal regarding simple majority vote	Shareholder	Yes	Against	Against	For

HEWLETT PACKARD CO	HPQ	428236103	March 15, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Proposal to approve auditor	Issuer	Yes	For	For	For
				Proposal to HPQ 2005 Pay-for-results plan	Issuer	Yes	For	For	For
				Shareholder proposal for election by majority vote	Shareholder	Yes	Against	Against	For
				Shareholder proposal to recoup unearned management bonus	Shareholder	Yes	Against	Against	For

JOHNSON & JOHNSON	JNJ	478160104	April 27, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of amendments to restated certificate of incorporation	Issuer	Yes	For	For	For
				Approval of PriceWatersHouseCoopers as auditor	Issuer	Yes	For	For	For
				Proposal on charitable contributions	Shareholder	Yes	Against	Against	For
				Proposal on majority voting requirements for director nominees	Shareholder	Yes	Against	Against	For

LUBRIZOL CORP COM	LZ	549271104	April 24, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Deloitte & Touche as auditor	Issuer	Yes	For	For	For

MATTEL CORP	MAT	577081102	May 11, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of PriceWaterHouseCoopers as auditor	Issuer	Yes	For	For	For
				Shareholder proposal regarding separating the roles of Chairman and CEO	Shareholder	Yes	Against	Against	For
				Shareholder proposal regarding certain reports by the board of directors	Shareholder	Yes	Against	Against	For
				Shareholder proposal regarding pay for superior performance	Shareholder	Yes	Against	Against	For

NOBLE ENERGY INC COM	NBL	655044105	April 25, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of KPMG as auditor	Issuer	Yes	For	For	For
				Shareholder proposal relating to the separation of the Chairman and CEO positions	Shareholder	Yes	Against	Against	For

PFIZER INC	PFE	717081103	April 27, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Proposal to approve KPMG LLP as auditor	Issuer	Yes	For	For	For
				Proposal to eliminate supermajority vote requirements and fair price provision	Issuer	Yes	For	For	For
				Shareholder proposal relating to term limits for directors	Shareholder	Yes	Against	Against	For
				Shareholder proposal requesting reporting on pharmaceutical price restraint	Shareholder	Yes	Against	Against	For
				Shareholder proposal relating to cumulative voting	Shareholder	Yes	For	Against	Against
				Shareholder proposal requesting separation of roles of chairman and CEO	Shareholder	Yes	Against	Against	For
				Shareholder proposal requesting a report on political contributions	Shareholder	Yes	Against	Against	For
				Shareholder proposal requesting a report on the feasibility of amending Pfizer's policy on laboratory animal care	Shareholder	Yes	Against	Against	For
				Shareholder proposal requesting justification for financial contributions which advance animal-based testing methodologies	Shareholder	Yes	Against	Against	For

PROGRESS ENERGY	PGN	743263105	May 10, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Deloitte & Touche as auditor	Issuer	Yes	For	For	For
				Proposal relating to declassification of the board of directors	Issuer	Yes	For	For	For
				Proposal relating to director election by majority vote	Issuer	Yes	For	For	For
				Shareholder proposal relating to a responsible contractor policy	Shareholder	Yes	Against	Against	For

QLOGIC CORP	QLGC	747277101	August 23, 2005	Election of nominee directors	Issuer	No	None	For all nominees	Not applicable
				Approval of 2005 Performance Incentive Plan	Issuer	No	None	For	Not applicable
				Approval of KPMG as auditors	Issuer	No	None	For	Not applicable
				Transact such other business as may properly come before the meeting	Issuer	No	None	For	Not applicable

RITE AID CORP	RAD	767754104	June 21, 2006	Election of nominee directors	Issuer	No	None	For all nominees	Not applicable
				Shareholder proposal regarding majority vote standard for directors	Shareholder	No	None	Against	Not applicable

SABRE HOLDINGS	TSG	785905100	May 16, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Ernst & Young as auditor	Issuer	Yes	For	For	For

SAKS INC	SKS	79377W108	June 7, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of PriceWaterHouseCoopers as auditor	Issuer	Yes	For	For	For
				Shareholder proposal regarding cumulative voting	Shareholder	Yes	For	Against	Against

TALBOTS INC	TLB	874161102	May 25, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Deloitte & Touche as auditor	Issuer	Yes	For	For	For

TRW AUTOMOTIVE	TRW	87264S106	May 16, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Ernst & Young as LLP	Issuer	Yes	For	For	For

UNUMPROVIDENT CORP	UNM	91529Y106	May 17, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Ernst & Young as auditor	Issuer	Yes	For	For	For
				Stockholder proposal regarding an engagement process following a majority vote on stockholder proposals	Shareholder	Yes	Against	Against	For

WASTE MANAGEMENT INC	WMI	94106L109	May 5, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of Ernst & Young as auditor	Issuer	Yes	For	For	For
				Proposal to amend 1997 employee stock purchase plan to increase the number of shares authorized for issuance	Issuer	Yes	For	For	For
				Shareholder proposal relating to majority vote for election of directors	Shareholder	Yes	For	Against	Against

WEBSTER FINL CORP CONN COM	WBS	947890109	April 20, 2006	Election of nominee directors	Issuer	Yes	For all nominees	For all nominees	For
				Approval of KPMG as auditor	Issuer	Yes	For	For	For

BERWYN INCOME FUND
7/01/05 to 6/30/06

Common Stock Name	Ticker	CUSIP	Shareholder Meeting Date	Agenda Item Description	Issue Proposed By: Issuer or shareholder	Did Fund Vote?	Vote Cast by Fund	Management Recommendation	For or Against Management

ABBOTT LABORATORIES	ABT	002824100	April 28, 2006	Election of Directors	Issuer	Yes	For	For	For
				Ratification of auditors	Issuer	Yes	For	For	For
				Pay-for-superior-performance	Shareholders	Yes	Against	Against	For
				Political Contributions	Shareholders	Yes	Against	Against	For
				The roles of Chair & CEO	Shareholders	Yes	Against	Against	For

ASTRAZENECA PLC	AZN	046353108	April 27, 2006	Receival of company's accounts & reports of directors & auditor for year ended 12/31/05	Issuer	Yes	For	For	For
				To confirm dividends	Issuer	Yes	For	For	For
				Re-appoint KPMG audit PLC, London as auditor	Issuer	Yes	For	For	For
				Authorize Directors to agree the remuneration of the auditor	Issuer	Yes	For	For	For
				Election of Directors	Issuer	Yes	For	For	For
				Approve remuneration report for the year ended 12/31/05	Issuer	Yes	For	For	For
				Authorize limited EU political donations	Issuer	Yes	For	For	For
				Authorize Directors to allot unissued shares	Issuer	Yes	For	For	For
				Authorize Directors to disapply pre-emption rights	Issuer	Yes	For	For	For
				Authorize company to purchase own shares	Issuer	Yes	For	For	For

ATMOS ENERGY CORP COM	ATO	049560105	February 8, 2006	Election of Directors	Issuer	Yes	For	For	For

BELLSOUTH CORP	BLS	079860102	April 24, 2006	Election of Directors	Issuer	Yes	For	For	For
				Appointment of accounting firm	Issuer	Yes	For	For	For
				Disclosure of political contributions	Shareholder	Yes	Against	Against	For

CAMPBELL SOUP CO.	CPB	134429109	November 18, 2005	Election of Directors	Issuer	Yes	For	For	For
				Approve Auditors	Issuer	Yes	For	For	For
				Approve 2005 long-term incentive plan	Issuer	Yes	For	For	For

CHEVRONTEXACO CORP	CVX	166764100	April 26, 2006	Election of Directors	Issuer	Yes	For	For	For
				approval of auditors	Issuer	Yes	For	For	For
				proponent reimbursement	Shareholder	Yes	Against	Against	For
				report on oil & gas drilling; protected areas	Shareholder	Yes	Against	Against	For
				report on political contributions	Shareholder	Yes	Against	Against	For
				adoption of animal welfare policy	Shareholder	Yes	Against	Against	For
				report on human rights	Shareholder	Yes	Against	Against	For
				report Ecuador	Shareholder	Yes	Against	Against	For

CLECO CORP	CNL	12561W105	April 21, 2006	Ratify appointment of public accountants	Issuer	Yes	For	For	For
				Election of Directors	Issuer	Yes	For	For	For

COCA-COLA COMPANY	KO	191216100	April 19, 2006	Election of Directors	Issuer	Yes	For	For	For
				Ratify appointment of auditors	Issuer	Yes	For	For	For
				1989 Restricted Stock Award Plan	Issuer	Yes	For	For	For
				Charitable Contributions	Shareholders	Yes	Against	Against	For
				Berverage container recycling strategy	Shareholders	Yes	Against	Against	For
				Restricted Stock	Shareholders	Yes	Against	Against	For
				Environmental impacts of operations in India	Shareholders	Yes	Against	Against	For
				Delegation of inquiry to Colombia	Shareholders	Yes	Against	Against	For

DAIMLERCHRYSLER	DCX	D1668R123	April 12, 2006	Allocation of unappropriated profit	Issuer	Yes	For	For	For
				Board of Management Actions in 2005	Issuer	Yes	For	For	For
				Supervisory Board Actions in 2005	Issuer	Yes	For	For	For
				Appointment of auditors for 2006 statements	Issuer	Yes	For	For	For
				Company acquiring own shares	Issuer	Yes	For	For	For
				Election of supervisory board member	Issuer	Yes	For	For	For
				New German UMAG Law	Issuer	Yes	For	For	For
				Special auditors concerning SMART	Issuer	Yes	For	For	For
				Special auditors concerning MAYBACH	Issuer	Yes	For	For	For

ENNIS BUSINESS FORMS COM	EBF	293389102	June 29, 2006	Election of Directors	Issuer	Yes	For	For	For
				Such other business properly arising	Issuer	Yes	For	For	For

FIRST COMWLTH FINL PA COM	FCF	319829107	April 17, 2006	Election of Directors	Issuer	Yes	For	For	For

GENTEX CORPORATION	GNTX	371901109	May 11, 2006	Election of Directors	Issuer	Yes	For	For	For
				Ratify appointment of auditors	Issuer	Yes	For	For	For

GLAXOSMITHKLINE	GSK	37733W105	May 17, 2006	Adopt directors report & financial statements	Issuer	Yes	For	For	For
				Approve remuneration report	Issuer	Yes	For	For	For
				Election of Director	Issuer	Yes	For	For	For
				Election of Director	Issuer	Yes	For	For	For
				Election of Director	Issuer	Yes	For	For	For
				Election of Director	Issuer	Yes	For	For	For
				Election of Director	Issuer	Yes	For	For	For
				Re-appoint auditor	Issuer	Yes	For	For	For
				Remuneration of auditors	Issuer	Yes	For	For	For
				Donations to EU Political Organizations	Issuer	Yes	For	For	For
				Authority to allot shares	Issuer	Yes	For	For	For
				Disapplication of pre-emption rights	Issuer	Yes	For	For	For
				Authority for company to purchase own shares	Issuer	Yes	For	For	For

GREAT PLAINS ENERGY INCORPORATED	GXP	391164100	May 2, 2006	Election of Directors	Issuer	Yes	For	For	For
				Ratify appointment of auditors	Issuer	Yes	For	For	For

HAWKINS, INC.	HWKN	420261109	August 4, 2005	N.A.	N.A.	no	N.A.	N.A.

H. J. HEINZ	HNZ	423074103	August 23, 2005	Election of Directors	Issuer	Yes	For	For	For
				Ratification of Auditors	Issuer	Yes	For	For	For
				Shareholder proposal re: sale of company	Shareholders	Yes	Against	Against	For
				Shareholder proposal re: simple majority vote	Shareholders	Yes	Against	Against	For

HOSPITALITY PPTYS TR COM SH BEN INT	HPT	44106M102	May 23, 2006	Election of Directors	Issuer	Yes	Withhold	For	Against
				Issuing shares without certificates	Issuer	Yes	Abstain	For	Against
				Delivery of certain reports to shareholders	Issuer	Yes	Abstain	For	Against
				HRRT Properties as independent trustees	Issuer	Yes	Against	For	Against
				Soliciting additional proxies if insufficient votes	Issuer	Yes	Against	For	Against

IMPALA PLATINUM HLDGS ADR	IMPUY	452553308	October 19, 2005	N.A.	N.A.	No	N.A.	N.A.

INGLES MARKETS	IMKTA	457030104	February 14, 2006	N.A.	N.A.	No	N.A.	N.A.

J P MORGAN CHASE & CO	JPM	46625H100	May 16, 2006	Election of Directors	Issuer	Yes	For	For	For
				Appointment of Accounting Firm	Issuer	Yes	For	For	For
				Stock Options	Shareholders	Yes	Against	Against	For
				Performance-based Restricted Stock	Shareholders	Yes	Against	Against	For
				Separate Chairman	Shareholders	Yes	Against	Against	For
				Sexual Orientation	Shareholders	Yes	Against	Against	For
				Special Shareholder Meeting	Shareholders	Yes	Against	Against	For
				Lobbying Priorities Report	Shareholders	Yes	Against	Against	For
				Political Contributions Report	Shareholders	Yes	Against	Against	For
				Poison Pill	Shareholders	Yes	Against	Against	For
				Cumulative Voting	Shareholders	Yes	Against	Against	For
				Bonus Recoupment	Shareholders	Yes	Against	Against	For
				Overcommitted Directors	Shareholders	Yes	Against	Against	For

LUBRIZOL CORP COM	LZ	549271104	April 24, 2006	Election of Directors	Issuer	Yes	For	For	For
				Appointment of public accountant	Issuer	Yes	For	For	For

MGE ENERGY INC	MGEE	55277P104	May 23, 2006	N.A.	N.A.	No	N.A.	N.A.

PFIZER INC	PFE	717081103	April 27,2006	Election of Directors	Issuer	Yes	For	For	For
				Approve KPMG LLP as auditor	Issuer	Yes	For	For	For
				Eliminate supermajority vote requirements and fair price provision	Issuer	Yes	For	For	For
				Term limits for Directors	Shareholders	Yes	Against	Against	For
				Reporting on pharmaceutical price restraint	Shareholders	Yes	Against	Against	For
				Cumulative voting	Shareholders	Yes	For	Against	Against
				Separation of roles of Chairman and CEO	Shareholders	Yes	Against	Against	For
				Report on political contributions	Shareholders	Yes	Against	Against	For
				Report on feasibility of amending Pfizer's policy on laboratory animal care	Shareholders	Yes	Against	Against	For
				Justification for financial contributions which advance animal-based testing methodologies	Shareholders	Yes	Against	Against	For

SONOCO PRODUCTS COMPANY	SON	835495102	April 19, 2006	Election of Directors	Issuer	Yes	For	For	For

SPECTRALINK CORP.	SLNK	847580107	May 23, 2006	Election of Directors	Issuer	Yes	For	For	For
				Equity Incentive Plan	Issuer	Yes	For	For	For
				Employee Stock Purchase Plan	Issuer	Yes	For	For	For
				Ratify appointment of auditor	Issuer	Yes	For	For	For

TOWN & COUNTRY TRUST	TCT	892081100	March 9, 2006	Approval of Merger	Issuer	Yes	For	For	For
				Soliciting additional proxies	Issuer	Yes	For	For	For

VECTREN CORP.	VVC	92240G101	April 26, 2006	Election of Directors	Issuer	Yes	For	For	For
				Approve At Risk Compensation Plan	Issuer	Yes	For	For	For
				Ratify appointment of public accountants	Issuer	Yes	For	For	For